Organization and Business Description - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		¥ 1,112,661	¥ 2,697,832
Accounts receivable, net		1,492,889	1,718,155
Short-term prepayments		397,178	264,425
Short-term investments		4,526,957	4,223,894
Prepaid expenses and other current assets		6,382,949	8,653,231
Amount due from the Company and its subsidiaries	[1]	27,870,449
Total current assets		41,783,083	17,557,537
Non-current assets:
Right-of-use assets, net		764,839	4,307,991
Deferred tax assets, net		490,538	10,157,608
Property and equipment, net		147,260	171,127
Long-term prepayments		1,443,396	181,132
Total non-current assets		2,846,033	14,817,858
Total assets		44,629,116	32,375,395
Current liabilities:
Accounts payable		5,918,710	6,099,637
Salary and welfare payable		690,339	1,333,666
Contract liabilities		6,064,243	14,013,525
Income taxes payable		5,120,578	1,073,181
Value added tax (“VAT”) and other tax payable		3,937,133	3,937,133
Other payables		2,028,391	1,877,474
Lease liabilities, current		432,455
Amount due to related parties			2,185,832
Amount due from the Company and its subsidiaries	[2]		1,228,446
Total current liabilities		24,191,849	31,748,894
Non-current liabilities:
Deferred tax liabilities			1,326,092
Lease liabilities, noncurrent		300,324
Account payable to WFOE			2,080,868
Total non-current liabilities		300,324	3,406,960
Total liabilities		24,492,173	35,155,854
Net revenues		44,472,918	91,618,100	¥ 227,046,277
Net (loss) income		(1,982,595)	(83,941,158)	(88,740,821)
Net cash provided by (used in) operating activities		2,934,386	(7,610,570)	13,119,714
Net cash used in investing activities		(4,519,556)	(18,527,776)	(7,198,149)
Net cash used in financing activities

[1]	As of December 31, 2023 and 2024, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.
[2]	As of December 31, 2023 and 2024, amounts to from the Company and its subsidiaries represent the payables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.